Inventories - Summary of Inventories (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of inventories [abstract]
Crude oil	$ 4,407	$ 3,647
Oil products	2,686	2,814
Intermediate products	710	613
Natural gas and LNG(Liquid Natural GAS)	128	67
Biofuels	155	173
Fertilizers	39	25
Total products	8,125	7,339
Materials, supplies and others	1,091	1,150
Total	$ 9,216	$ 8,489